OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

The other current assets as of June 30, 2026 and December 31, 2025 consist of the following:

	June 30,	December 31,
	2026	2025
Staff advance	$29,585	3,332
Deposit	9,256	3,847
VAT recoverable	1,283,755	540,016
Loan to the third party	653,010	633,587
Advance for investment	5,047,973	-
Others	5,800	10,297
Subtotal	7,029,379	1,191,079
Less: allowance for credit losses	(656,013)	(636,501)
Total of other current assets	$6,373,366	554,578

SCHEDULE OF ALLOWANCE FOR OTHER CURRENT ASSETS

	June 30,	December 31,
	2026	2025
Balance as of the beginning of period/year	$636,501	-
Additions charged to bad debt expense	-	619,282
Translation adjustments	19,512	17,219
Balance as of the end of period/year	$656,013	636,501